Net Income (loss) Per Share (Details) - Schedule of basic and diluted net loss per share - Class A Common Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Net Income (loss) Per Share (Details) - Schedule of basic and diluted net loss per share [Line Items]
Net loss attributable to Class A common stockholders	$ (1,125)	$ (1,125)
Less: change in fair value of the put option on the forward purchase agreement	384	384
Diluted net loss attributable to Class A common stockholders	$ (1,509)	$ (1,509)
Weighted average number of shares of Class A common stock - basic	25,671,390	25,671,390
Effect of the dilutive put option on a forward purchase agreement	152,382	152,382
Weighted average number of shares of Class A common stock - diluted	25,823,772	25,823,772
Basic	$ (0.04)	$ (0.04)
Diluted	$ (0.06)	$ (0.06)